Summary of Condensed Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 21, 2021	Dec. 31, 2018
DisclosureInvestmentsLineItems [Line Items]
Current assets	$ 30,149	$ 27,388
Long-term receivables	14,334	20,200
Investments		3,273		$ 1,510
Property, plant and equipment	125,330	124,201	$ 159,265
Total assets	174,348	190,010
Current liabilities	24,176	26,225
Non-current liabilities	80,360	103,909
Shareholders' equity	69,812	59,876	74,215		$ 73,175
Total liabilities and equity	174,348	190,010
Sales revenues	83,966	53,683	76,589
Net income for the year	19,986	948	10,363
Increase (decrease) in cash and cash equivalents	(1,245)	4,348	(6,522)
Non-controlling interests [member]
DisclosureInvestmentsLineItems [Line Items]
Shareholders' equity	405	528	892		$ 1,631
Net income for the year	111	(193)	$ 212
Non-controlling interests [member] | Gaspetro [member]
DisclosureInvestmentsLineItems [Line Items]
Current assets	462	81
Long-term receivables		50
Investments		298
Other non-current assets		53
Total assets	462	482
Current liabilities	58	25
Non-current liabilities		23
Shareholders' equity	404	434
Total liabilities and equity	462	482
Sales revenues	132	83
Net income for the year	47	64
Increase (decrease) in cash and cash equivalents	7	(4)
Non-controlling interests [member] | Consolidated structured entities [member]
DisclosureInvestmentsLineItems [Line Items]
Current assets		897
Long-term receivables		460
Other non-current assets		1
Total assets		1,358
Current liabilities		1,043
Non-current liabilities		132
Shareholders' equity		183
Sales revenues		1,358
Net income for the year	(133)	(195)
Increase (decrease) in cash and cash equivalents	(333)	227
Non-controlling interests [member] | FIDC [Member]
DisclosureInvestmentsLineItems [Line Items]
Current assets	11,969	3,951
Total assets	11,969	3,951
Current liabilities	4	1
Shareholders' equity	11,965	3,950
Total liabilities and equity	11,969	3,951
Net income for the year	454	416
Increase (decrease) in cash and cash equivalents	(315)	2
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
DisclosureInvestmentsLineItems [Line Items]
Current assets	134	228
Property, plant and equipment	279	313
Other non-current assets	2	3
Total assets	415	544
Current liabilities	109	206
Non-current liabilities	246	257
Shareholders' equity	60	81
Total liabilities and equity	415	544
Sales revenues	327	310
Net income for the year	150	111
Increase (decrease) in cash and cash equivalents	$ 42	$ 25